Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 94.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	322,306	$3,409,994
PGIM Global Real Estate Fund (Class R6)	149,726	2,898,702
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	93,872	946,227
PGIM QMA Commodity Strategies Fund (Class R6)	267,258	1,975,036
PGIM QMA Emerging Markets Equity Fund (Class R6)	99,507	965,216
PGIM QMA International Developed Markets Index Fund (Class R6)	516,589	5,274,369
PGIM QMA Large-Cap Core Equity Fund (Class R6)	752,744	10,568,521
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	160,167	1,407,872
PGIM QMA US Broad Market Index Fund (Class R6)	439,695	5,773,201
PGIM TIPS Fund (Class R6)	612,513	6,296,638
PGIM Total Return Bond Fund (Class R6)	444,833	6,343,313

Total Long-Term Investments (cost $45,829,108)		45,859,089

Short-Term Investment 5.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,417,313)	2,417,313	2,417,313

TOTAL INVESTMENTS 99.9% (cost $48,246,421)(w)		48,276,402
Other assets in excess of liabilities 0.1%		55,147

Net Assets 100.0%		$48,331,549

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds